Income taxes - Schedule of Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current provision	$ (2)	$ (2)
Deferred expense	2	2
Provision for income taxes	$ 0	$ 0